SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
SUBSEQUENT EVENTS [Text Block]

18.        SUBSEQUENT EVENTS

ACQUISTION OF TRUHC HOLDING GMBH ("TRUHC")

On April 16, 2024, the Company entered into a Stock Purchase Agreement (the "Purchase Agreement") with TruHC Holding GmbH (the "Seller") pursuant to which the Company will acquire all of the issued and outstanding shares of TruHC Pharma GmbH in exchange for 2,770,562 common shares of the Company (the "Purchase Price").

The Purchase Price will be paid and satisfied by the Company in two closings. At the first closing on April 22, 2024, the Company issued 2,135,199 of its common shares, which is equal to 19.99% of the Company's issued and outstanding common shares prior to signing the Purchase Agreement, to Seller. On the second closing (the "Second Closing"), the Company will issue 635,363 of its common shares to Seller after receiving shareholder approval for such issuance in accordance with the rules of the Nasdaq Stock Market at its next special or annual general meeting of shareholders.

Under the Purchase Agreement, the Company is required to take all necessary steps and make commercial best efforts to convene a shareholder meeting as soon as reasonably practicable to approve the Second Closing and to recommend the approval of the Second Closing to the Company's shareholders. The Purchase Agreement contains other customary terms, representations, warranties, covenants and closing conditions for a transaction of this nature.

Due to the timing of the closing of this transaction, purchase accounting is incomplete. The Company is evaluating the potential effects of this acquisition on the financial statements. The acquisition will be accounted for in accordance with Accounting Standards Codification ("ASC") Topic 805, "Business Combinations".

APRIL EQUITY OFFERING

On April 4, 2024, Flora entered into an underwriting agreement with Aegis Capital Corp. ("Aegis") as underwriter, relating to the offering, issuance and sale of up to 1,700,000 of the Company's common shares ("Common Shares"), no par value per Common Share, at a public offering price of $1.90 per Common Share.

The offering closed on April 8, 2024. The net proceeds to the Company for the offering was approximately $2.8 million, after deducting the underwriting discounts and commissions and estimated offering expenses.

The offering of the securities described above was made pursuant to the Company's effective shelf registration statement on Form S-3 (Registration No. 333-274204), filed with the Securities and Exchange Commission (the "SEC") on August 25, 2023 and amended on August 30, 2023, which was declared effective, on September 6, 2023, and the base prospectus included therein, as supplemented by the preliminary prospectus supplement filed with the SEC on April 4, 2024 and the final prospectus supplement with the SEC on April 5, 2024.

Aegis acted as sole underwriter for the offering. The Company agreed to provide Aegis an underwriting discount of 7.0% for underwriter-introduced investors and an underwriting discount of 3.0% for Company-introduced investors. The Company reimbursed Aegis for certain of its expenses, in an amount of up to $0.1 million, including legal fees.

The Company's CEO, Clifford Starke, subscribed to purchase 1,000,000 of the Common Shares at the public offering price of $1.90 per Common Share

AT THE MARKET ("ATM") OFFERING

On April 26, 2024, the Company entered into an ATM Issuances Sales Agreement (the "Sales Agreement") with Aegis Capital Corp. (the "Agent") pursuant to which the Company may sell from time to time, at its option, common shares through the Agent in its capacity as sales agent. The sale of common shares, if any, will be made under the Company's registration statement filed on Form S-3 (File No. 333-274204) (the "Registration Statement"), by any method that is deemed to be an "at the market offering" as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended (the "Securities Act").

Subject to the terms and conditions of the Sales Agreement, the Agent will use its commercially reasonable efforts, consistent with its normal trading and sales practices and applicable state and federal laws, rules and regulations and the rules of the Nasdaq Capital Market to sell on the Company's behalf all of the common shares requested to be sold by the Company. The Agent will offer the common shares, subject to the terms and conditions of the Sales Agreement, on a daily basis or as otherwise agreed upon by the Company and the Agent. The Company will designate the maximum amount of common shares to be sold through the Agent on a daily basis or otherwise determine such maximum amount, together with the Agent. The Company may instruct the Agent not to sell common shares if the sales cannot be effected at or above the price designated by the Company in any such instruction. The Company or the Agent may suspend the offering of common shares being made through the Agent under the Sales Agreement upon proper notice to the other parties.

The aggregate compensation payable to the Agent, on behalf of the Agent, shall be up to 3.0% of the aggregate gross proceeds from each sale of the common shares sold through the Agent pursuant to the Sales Agreement. In addition, the Company has agreed in the Sales Agreement to provide indemnification and contribution to the Agent against certain liabilities, including liabilities under the Securities Act.

The Company is not obligated to make any sales of common shares under the Sales Agreement. The offering of common shares pursuant to the Sales Agreement will terminate upon the termination of the Sales Agreement by the Company or by the Agent, only with respect to itself, under the circumstances specified in the Sales Agreement. The Company has yet to sell any of its common shares under the Sales Agreement.

25.  SUBSEQUENT EVENTS

OTHER

The contingent purchase consideration related to the acquisition of JustCBD was due on February 24, 2024. The balance of $0.9 million remains unpaid as of the date of filing these consolidated financial statements.

On March 8, 2024, the Company entered into a settlement agreement with a third party pursuant to which the Company issued 50,000 common shares of the Company, valued at $0.1 million, to a third party to settle outstanding amounts owed.

TruHC Pharma GmbH [Member]
Subsequent Event [Line Items]
SUBSEQUENT EVENTS [Text Block]

13.  SUBSEQUENT EVENTS

On April 16, 2024, Flora Growth Corp. (“Flora”) entered into a Stock Purchase Agreement (the “Purchase Agreement”) with TruHC Holding GmbH (the “Seller”) pursuant to which Flora will acquire all of the issued and outstanding shares of the Company. The Purchase Price will be paid and satisfied by Flora in two closings. On the first closing, Flora issued 2,135,199 of its common shares, which is equal to 19.99% of Flora’s issued and outstanding common shares prior to signing the Purchase Agreement, to Seller. On the second closing (the “Second Closing”), Flora will issue 635,363 of its common shares to Seller after receiving shareholder approval for such issuance in accordance with the rules of the Nasdaq Stock Market at its next special or annual general meeting of shareholders.

Under the Purchase Agreement, Flora is required to take all necessary steps and make commercial best efforts to convene a shareholder meeting as soon as reasonably practicable to approve the Second Closing and to recommend the approval of the Second Closing to the Company's shareholders. The Purchase Agreement contains other customary terms, representations, warranties, covenants and closing conditions for a transaction of this nature.

On April 22, 2024, the first closing of the Transaction for 2,135,199 Flora shares was closed.

In April 2024, both the First Loan and the Second Loan were forgiven.

114.  SUBSEQUENT EVENTS

On April 16, 2024, Flora Growth Corp. (“Flora”) entered into a Stock Purchase Agreement (the “Purchase Agreement”) with TruHC Holding GmbH (the “Seller”) pursuant to which Flora will acquire all of the issued and outstanding shares of the Company. The Purchase Price will be paid and satisfied by Flora in two closings. On the first closing, Flora issued 2,135,199 of its common shares, which is equal to 19.99% of Flora’s issued and outstanding common shares prior to signing the Purchase Agreement, to Seller. On the second closing (the “Second Closing”), Flora will issue 635,363 of its common shares to Seller after receiving shareholder approval for such issuance in accordance with the rules of the Nasdaq Stock Market at its next special or annual general meeting of shareholders.

Under the Purchase Agreement, Flora is required to take all necessary steps and make commercial best efforts to convene a shareholder meeting as soon as reasonably practicable to approve the Second Closing and to recommend the approval of the Second Closing to the Company's shareholders. The Purchase Agreement contains other customary terms, representations, warranties, covenants and closing conditions for a transaction of this nature.

On April 22, 2024, the first closing of the Transaction for 2,135,199 Flora shares was closed.

In April 2024, both the First Loan and the Second Loan were forgiven.